Debt With Related Parties - Disclosure of Balances With Related Parties (Details) - MXN ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023
Current Liabilities
Deferred bonus payable to related parties	[1]	$ 0	$ 43,161
Other bonus payable		0	35,269
Total		0	78,430
Non-Current Liabilities
Promissory Notes		$ 0	$ 4,340,452

[1]	Part of this payment was deferred and accrued interest at a rate from 10% to 15% and was paid as a result of the IPO. See Note 4.1 and the corresponding interest in Note 9.1.